Professionally Managed Portfolios
c/o U.S. Bancorp Fund Services LLC
615 East Michigan Street
Milwaukee, WI  53202

May 6, 2009

Via Edgar Transmission

Securities and Exchange Commission
100 F. Street, N.E.
Washington, DC 20549

Re:	Professionally Managed Portfolios (the “Trust”)
File Nos.: 33-12213 and 811-05037

Ladies and Gentlemen:

The Trust files herewith a preliminary proxy statement on behalf of the Winslow Green Growth Fund and the Winslow Green Solutions Fund (the “Funds”) seeking shareholder approval on a new Investment Advisory Agreement, Distribution Plan and related 12b-1 fee.  Pursuant to Rule 14a-6 of Regulation 14A under the Securities Exchange Act of 1934, the Trust is filing this preliminary proxy statement 10 calendar days before the date that the definitive proxy statement is filed and first sent to Fund shareholders.  The Trust expects to file its definitive proxy statement on or about May 26, 2009.

If you have any questions or comments regarding this filing, please do not hesitate to contact the undersigned at (626) 914-7363.

Sincerely,

/s/Elaine E. Richards

Elaine E. Richards, Esq.
Secretary
Professionally Managed Portfolios

Enclosures